Commitments Lease Agreements - Additional Information (Detail) € in Millions			1 Months Ended	12 Months Ended
	May 01, 2016 m²	Jan. 01, 2016 m²	Jun. 30, 2010 m²	Dec. 31, 2017 EUR (€) m²	Jan. 31, 2012 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Bank Guarantees				€ 1.6
Purchase commitment,term				The Company has entered into numerous agreements with universities, medical centers and external researchers for research and development work and for the validation of the Company's technology and products. These agreements typically have durations of one to three years. The Company must pay fixed and variable fees to the collaborators and in exchange receives access and rights to the result of the work
Purchase commitment				€ 75.9
Land and buildings [member] | Housing of llamas [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Area of land | m²				25,322
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitment				€ 33.2
Incubatie [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Area of land | m²				42
lease description				In 2017, the Company also extended its lease agreement with Incubatie- en Innovatiecentrum Universiteit Gent NV, or IIC UGent, for a storage space of 42 square meters also in Ghent/Zwijnaarde, Belgium.
Lease term				3 years
Bio-Versneller NV [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease expendable term			8 years
Area of land | m²	970.68	8,800	8,000
lease description	The Company has also signed a contract with Devgen nv, who has provided the Company with 970.68 m of laboratory facilities within the Technologiepark 30 as from May 2016, with an initial term of five years which can be extended.			The Company has signed contracts with Bio-Versneller NV, who has provided the Company with 8,000 m of laboratory and office facilities within the Technologiepark since June 2010. The initial term of the contract was an extendable period of eight years.
Pledge granted under lease agreement					€ 1.7	€ 0.0
Pledge granted under lease agreement,recognition period					5 years
Agreement termination notice period		2 years
Lease term	5 years	3 years